Annual Total Returns [BarChart] - LVIP SSGA International Index Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(12.38%)
2012	18.13%
2013	20.98%
2014	(5.84%)
2015	(1.22%)
2016	1.02%
2017	24.69%
2018	(13.70%)
2019	21.58%
2020	7.85%